Redeemable Noncontrolling Interests	6 Months Ended
Sep. 30, 2024
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests
12.	Redeemable Noncontrolling Interests
Changes in redeemable noncontrolling interests for the six months ended September 30, 2023 and 2024 are as follows:

	Millions of yen
	Six months ended September 30, 2023	Six months ended September 30, 2024
Beginning balance	¥945	¥2,645
Transaction with noncontrolling interests	834	582
Adjustment of redeemable noncontrolling interests to redemption value	0	(0)
Comprehensive income (losses)
Net income	38	156
Other comprehensive income (losses)
Net change of unrealized gains (losses) on investment in securities	(1)	(12)
Net change of foreign currency translation adjustments	163	(157)
Total other comprehensive income (losses)	162	(169)
Comprehensive income (losses)	200	(13)
Dividends	(136)	(708)

Ending balance	¥1,843	¥2,506